Note 16 - Financial Instruments (Details Textual)	6 Months Ended	9 Months Ended	12 Months Ended			22 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 16, 2020 USD ($)	Jun. 15, 2017 USD ($)
Gain (Loss) on Extinguishment of Debt, Total			$ (491,571)	$ (328,291)		$ (300,000)
M/V Monika P. [Member]
Profit Sharing Agreement, Percentage							35.00%
Vessel Profit Participation Liability, Noncurrent					$ 1,067,500		$ 950,000
M/V EM Oinousses [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 3,770,000	$ 3,800,000
Property, Plant, and Equipment, Fair Value Disclosure	3,870,000
Vessel Held for Sale, Estimated Sale Costs	220,000
Impairment of Long-Lived Assets to be Disposed of	$ 120,000	$ 100,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total			1
Derivative, Notional Amount			$ 30,000,000